Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	¥ 1,495,206	$ 463,270	¥ 3,239,693	¥ 1,374,729
Cost of revenues	(1,392,815)	(432,326)	(3,023,298)	(1,294,161)
Gross profit	102,391	30,944	216,395	80,568
Operating expenses:
Sales and marketing	(177,192)	(49,965)	(349,411)	(202,493)
Research and development	(8,136)	(1,774)	(12,409)	(33,820)
General and administrative	(123,536)	(12,826)	(89,691)	(177,386)
Reversal of credit losses, net	285	66	463	2,631
Total operating expenses	(308,579)	(64,499)	(451,048)	(411,068)
Other operating income, net	31,677	8,735	61,085	18,001
Loss from operations	(174,511)	(24,820)	(173,568)	(312,499)
Interest income	37	9	66	169
Interest expenses	(69,061)	(13,508)	(94,466)	(62,598)
Other income	9,826	1,493	10,442	15,870
Other expenses	(3,516)	(757)	(5,297)	(5,941)
Foreign exchange (losses)/gains	279	56	394	1,525
Fair value impact of the issuance of senior convertible preferred shares				(11,776)
Losses from extinguishment of debt	35,222
Loss before income tax expense	(201,724)	(37,527)	(262,429)	(375,250)
Income tax expense	(39)	(6)	(39)	(311)
Dividend from long-term investment				11,970
Equity in income/(loss) of affiliates, net of tax	2,429			(5,951)
Net loss	(199,334)	(37,533)	(262,500)	(369,542)
Add: net profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	(4,978)	(2,155)	(15,072)	(2,845)
Net loss attributable to Uxin Limited	(204,312)	(39,688)	(277,540)	(372,387)
Deemed dividend to preferred shareholders due to triggering of a down round feature				(2,060,254)
Net loss attributable to ordinary shareholders	(204,312)	(39,688)	(277,540)	(2,432,641)
Other comprehensive income
Foreign currency translation, net of nil tax	2,628	988	6,912	4,905
Total comprehensive loss	(196,706)	(36,545)	(255,556)	(364,637)
Add: total comprehensive profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	(4,978)	(2,155)	(15,072)	(2,845)
Total comprehensive loss attributable to Uxin Limited	(201,684)	(38,700)	(270,628)	(367,482)
Net loss attributable to ordinary shareholders	¥ (204,312)	$ (39,688)	¥ (277,540)	¥ (2,432,641)
Weighted average shares outstanding - basic	56,744,742,647	62,756,316,162	62,756,316,162	2,185,363,635
Weighted average shares outstanding - diluted	56,744,742,647	62,756,316,162	62,756,316,162	2,185,363,635
Net loss per share for ordinary shareholders, basic | (per share)	¥ (0.00)	$ (0.00)	¥ (0.00)	¥ (1.11)
Net loss per share for ordinary shareholders, diluted | (per share)	¥ (0.00)	$ (0.00)	¥ (0.00)	¥ (1.11)
Retail Vehicle Sales [Member]
Revenues:
Total Revenues	¥ 1,322,493	$ 432,031	¥ 3,021,239	¥ 1,024,401
Wholesale Vehicle Sales [Member]
Revenues:
Total Revenues	127,229	17,713	123,866	315,909
Service, Other [Member]
Revenues:
Total Revenues	¥ 45,484	$ 13,526	¥ 94,588	¥ 34,419